Risk management - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 COP ($)	Jun. 30, 2023 COP ($)	Jun. 30, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
Risk management
Closing balance exchange rate				4,148.04	3,822.04
Net position of assets and liabilities different functional currency	$ 830
Maximum percentage of cash investment held in portfolio, current	5.00%	5.00%
Debt principal payments		$ 8,486,656,000,000	$ 9,976,744,000,000
Hedging instrument liabilities	$ 16,956
Colombian Peso
Risk management
Net liabilities of companies in the group with a different functional currency	16,590
Exchange difference valuation of remaining net liabilities	366
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities	$ 16,956
Maximum percentage of cash investment held in portfolio, current	5.00%	5.00%
Hedge of a net investment in a foreign operation
Risk management
Hedging instrument at the end of the period	$ 10,695			$ 5,329,955,000,000	$ 3,140,684,000,000	$ 9,354,071,000,000
Hedging instrument liabilities	10,695
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Debt principal payments	330
Hedging instrument at the end of the period	10,365
Hedge of a net investment in a foreign operation | ISA Colombia
Risk management
Hedging instrument at the end of the period	$ 330
Commodity price risk [member]
Risk management
Total net asset (liability) position in swaps				$ 222,000,000	$ 6,350,000,000
Currency risk
Risk management
Increase decrease in foreign exchange rate	7.86%	7.86%